Convertible Notes Payable	9 Months Ended
Feb. 29, 2024
Convertible Notes Payable [Abstract]
Convertible Notes Payable

NOTE 8. Convertible Notes Payable

In October 2023, the Company received $6,700 in exchange for Convertible Notes payable bearing interest at 10% per annum. These convertible notes converted into common shares in the event the Company raised more than US $5,000 or successfully lists its securities on a public stock exchange. The Convertible Notes payable converted into common stock of the Company on January 12, 2024.

The Company recorded $75 and $143 of interest expenses related to these Convertible Notes payable during the three and nine months ended February 29, 2024 (February 28, 2023 – $nil and $nil).